UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       May 13, 2002


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $8,738,104 (K)

List of Other Included Managers:           None

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
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   761306 10553172 SH       SOLE                        0  5484161  5069011
ANHEUSER BUSCH COS INC         COMMON           035229103   724231 13874148 SH       SOLE                        0  6942848  6931300
DISNEY WALT CO                 COM DISNEY       254687106   288721 12509590 SH       SOLE                        0  6619370  5890220
ELECTRONIC DATA SYS NEW        COMMON           285661104   490213  8453404 SH       SOLE                        0  4447704  4005700
FEDERAL NATL MTG ASSN          COMMON           313586109   830240 10393585 SH       SOLE                        0  5446881  4946704
GANNETT INC                    COMMON           364730101   770434 10123962 SH       SOLE                        0  5350362  4773600
GENERAL ELEC CO                COMMON           369604103   428826 11450621 SH       SOLE                        0  6029508  5421113
GOLDMAN SACHS GROUP INC        COMMON           38141G104   436801  4839900 SH       SOLE                        0  2537200  2302700
HEINZ H J CO                   COMMON           423074103   257662  6208718 SH       SOLE                        0  3469268  2739450
INTERNATIONAL BUSINESS M       COMMON           459200101   334064  3212158 SH       SOLE                        0  1678358  1533800
MERCK & CO INC                 COMMON           589331107   219863  3818400 SH       SOLE                        0  2013600  1804800
PEPSICO INC                    COMMON           713448108   462291  8976526 SH       SOLE                        0  4700126  4276400
PROCTER & GAMBLE CO            COMMON           742718109   580279  6441105 SH       SOLE                        0  3361705  3079400
WAL MART STORES INC            COMMON           931142103   543973  8873950 SH       SOLE                        0  4642650  4231300
WELLS FARGO & CO NEW           COMMON           949746101   896670 18151218 SH       SOLE                        0  9519118  8632100
WYETH                          COMMON           983024100   712530 10853460 SH       SOLE                        0  5718260  5135200